Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000048855_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000048855_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.77%
C000048855_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.35%
C000048851_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000048851_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.77%
C000048851_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.35%
C000048856_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000048856_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.77%
C000048856_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.35%
C000048854_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000048854_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.77%
C000048854_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.35%
C000205022_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000205022_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.77%
C000205022_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.36%
C000048852_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.89%
C000048852_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.77%
C000048852_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.35%
C000048855_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000048855_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 9,650
C000048855_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 9,532
C000048855_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 10,371
C000048855_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 11,786
C000048855_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 12,058
C000048855_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 13,404
C000048855_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 14,579
C000048855_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 17,006
C000048855_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 16,616
C000048855_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 16,787
C000048855_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,536	$ 20,536	$ 20,536	$ 20,536	$ 20,536
C000048855_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Dividend & Income Composite Index℠
C000048855_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048855_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,202
C000048855_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,109
C000048855_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,928
C000048855_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,535
C000048855_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,259
C000048855_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,163
C000048855_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,695
C000048855_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,059
C000048855_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,142
C000048855_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,340	22,340	22,340	22,340	$ 22,340
C000048855_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000048855_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048855_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,275
C000048855_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,103
C000048855_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,642
C000048855_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,498
C000048855_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,834
C000048855_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,773
C000048855_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,294
C000048855_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,964
C000048855_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,142
C000048855_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,002	$ 35,002	35,002	$ 35,002	$ 35,002
C000048855_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.05%
C000048855_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.13%
C000048855_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.46%
C000048855_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.33%
C000048855_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.91%
C000048855_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.84%
C000048855_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.14%
C000048855_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.92%
C000048855_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.37%
C000048851_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Strategic Dividend & Income® Fund
C000048851_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048851_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,932
C000048851_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,865
C000048851_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,408
C000048851_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,753
C000048851_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,260
C000048851_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,593
C000048851_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,290
C000048851_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,963
C000048851_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,242
C000048851_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,429	$ 22,429	22,429	$ 22,429	$ 22,429
C000048851_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Dividend & Income Composite Index℠
C000048851_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048851_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,202
C000048851_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,109
C000048851_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,928
C000048851_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,535
C000048851_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,259
C000048851_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,163
C000048851_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,695
C000048851_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,059
C000048851_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,142
C000048851_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,340	22,340	22,340	22,340	$ 22,340
C000048851_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000048851_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048851_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,275
C000048851_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,103
C000048851_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,642
C000048851_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,498
C000048851_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,834
C000048851_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,773
C000048851_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,294
C000048851_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,964
C000048851_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,142
C000048851_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,002	$ 35,002	35,002	$ 35,002	$ 35,002
C000048851_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.95%
C000048851_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.48%
C000048851_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.41%
C000048851_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.14%
C000048851_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.92%
C000048851_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.37%
C000048856_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000048856_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048856_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,931
C000048856_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,864
C000048856_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,403
C000048856_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,745
C000048856_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,253
C000048856_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,576
C000048856_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,263
C000048856_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,928
C000048856_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,203
C000048856_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,377	$ 22,377	22,377	$ 22,377	$ 22,377
C000048856_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Dividend & Income Composite Index℠
C000048856_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048856_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,202
C000048856_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,109
C000048856_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,928
C000048856_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,535
C000048856_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,259
C000048856_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,163
C000048856_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,695
C000048856_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,059
C000048856_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,142
C000048856_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,340	22,340	22,340	22,340	$ 22,340
C000048856_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000048856_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048856_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,275
C000048856_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,103
C000048856_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,642
C000048856_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,498
C000048856_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,834
C000048856_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,773
C000048856_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,294
C000048856_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,964
C000048856_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,142
C000048856_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,002	$ 35,002	35,002	$ 35,002	$ 35,002
C000048856_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.93%
C000048856_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.44%
C000048856_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.39%
C000048856_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.14%
C000048856_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.92%
C000048856_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.37%
C000048854_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000048854_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048854_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,835
C000048854_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,643
C000048854_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,032
C000048854_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,244
C000048854_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,543
C000048854_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,657
C000048854_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								17,019
C000048854_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,534
C000048854_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,745
C000048854_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,534	$ 20,534	20,534	$ 20,534	$ 20,534
C000048854_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Dividend & Income Composite Index℠
C000048854_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048854_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,202
C000048854_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,109
C000048854_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,928
C000048854_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,535
C000048854_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,259
C000048854_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,163
C000048854_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,695
C000048854_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,059
C000048854_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,142
C000048854_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,340	22,340	22,340	22,340	$ 22,340
C000048854_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000048854_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048854_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,275
C000048854_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,103
C000048854_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,642
C000048854_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,498
C000048854_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,834
C000048854_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,773
C000048854_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,294
C000048854_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,964
C000048854_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,142
C000048854_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,002	$ 35,002	$ 35,002	$ 35,002	$ 35,002
C000048854_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.68%
C000048854_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.36%
C000048854_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.46%
C000048854_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.68%
C000048854_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.36%
C000048854_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.46%
C000048854_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.14%
C000048854_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.92%
C000048854_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.37%
C000205022_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205022_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205022_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,843
C000205022_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,015
C000205022_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,053
C000205022_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,150
C000205022_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,910
C000205022_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,141	$ 14,141	$ 14,141	$ 14,141	14,141
C000205022_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Strategic Dividend & Income Composite Index℠
C000205022_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205022_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,864
C000205022_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,121
C000205022_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,780
C000205022_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,625
C000205022_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,161
C000205022_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,222	13,222	$ 13,222	13,222	13,222
C000205022_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000205022_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205022_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,475
C000205022_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,002
C000205022_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,922
C000205022_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,530
C000205022_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,008
C000205022_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,085	$ 17,085	$ 17,085	17,085	$ 17,085
C000205022_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.08%
C000205022_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000205022_NoLoadClassMember_2023-12-01_2024-11-30Member
Account Value [Line Items]
Average Annual Return, Percent	9.40%
C000205022_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.14%
C000205022_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.92%
C000205022_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.22%
C000048852_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000048852_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,425
C000048852_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,335
C000048852_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,182
C000048852_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,604
C000048852_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,894
C000048852_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,254
C000048852_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,452
C000048852_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,907
C000048852_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,554
C000048852_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,765
C000048852_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,559	$ 20,559	20,559	20,559	$ 20,559
C000048852_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Strategic Dividend & Income Composite Index℠
C000048852_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000048852_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,202
C000048852_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,109
C000048852_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,928
C000048852_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,535
C000048852_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,259
C000048852_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,163
C000048852_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,695
C000048852_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,059
C000048852_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,142
C000048852_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,340	22,340	22,340	22,340	$ 22,340
C000048852_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000048852_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000048852_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,275
C000048852_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,103
C000048852_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,642
C000048852_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 14,498
C000048852_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 16,834
C000048852_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 19,773
C000048852_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 25,294
C000048852_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 22,964
C000048852_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 26,142
C000048852_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,002	$ 35,002	$ 35,002	$ 35,002	$ 35,002
C000048852_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.57%
C000048852_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.89%
C000048852_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.47%
C000048852_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.63%
C000048852_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.18%
C000048852_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.11%
C000048852_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.14%
C000048852_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.92%
C000048852_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.37%